Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of revenue and operating profit, by segment
Segment information

	Analog	Embedded Processing	Other	Total
Revenue
2013	$7,194	$2,450	$2,561	$12,205
2012	6,998	2,257	3,570	12,825
2011	6,375	2,381	4,979	13,735
Operating profit
2013	$1,859	$185	$788	$2,832
2012	1,650	158	165	1,973
2011	1,693	387	912	2,992

Schedule of revenue by geographic area
Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia (a)	Europe	Japan	Rest of World	Total
Revenue
2013	$1,666	$7,370	$1,926	$1,072	$171	$12,205
2012	1,596	7,808	1,861	1,357	203	12,825
2011	1,468	8,619	1,822	1,462	364	13,735
Revenue from products shipped into China, including Hong Kong, was $5.2 billion in 2013, $5.4 billion in 2012 and $5.8 billion in 2011.

Schedule property, plant and equipment, net, by geographic area

Property, plant and equipment, net
2013	$1,765	$1,277	$196	$144	$17	$3,399
2012	1,931	1,547	241	174	19	3,912
2011	2,159	1,739	276	228	26	4,428